EARNINGS PER SHARE OF COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE OF COMMON STOCK
3. EARNINGS PER SHARE OF COMMON STOCK
The disclosures in this note apply to FirstEnergy only.
EPS is calculated by dividing earnings attributable to FE by the weighted average number of common shares outstanding.
Basic EPS is computed using the weighted average number of common shares outstanding during the relevant period as the denominator. The denominator for diluted EPS of common stock reflects the weighted average of common shares outstanding plus the potential additional common shares that could result if dilutive securities and other agreements to issue common stock were exercised.
Diluted EPS reflects the dilutive effect of potential common shares from share-based awards and convertible securities. The dilutive effect of outstanding share-based awards was computed using the treasury stock method, which assumes any proceeds that could be obtained upon the exercise of the award would be used to purchase common stock at the average market price for the period. The dilutive effect of any conversion premium on the 2029 Convertible Notes and the 2031 Convertible Notes are computed using the if-converted
method. There is no dilutive effect of any conversion premium on the 2026 Convertible Notes due to such amount, if any, being paid in cash, as further discussed below.

The following table reconciles basic and diluted EPS attributable to FE:

	For the Three Months Ended March 31,
Reconciliation of Basic and Diluted EPS	2026	2025
(In millions, except per share amounts)
Earnings Attributable to FE	$405	$360
Share count information:
Weighted average number of basic shares outstanding	578	577
Assumed exercise of dilutive share-based awards	1	1
Assumed impact of the 2029 Convertible Notes and the 2031 Convertible Notes conversion premium	1	—

Weighted average number of diluted shares outstanding	580	578

EPS Attributable to FE:
Basic EPS	$0.70	$0.62
Diluted EPS	$0.70	$0.62
For the three months ended March 31, 2026 and 2025, no shares from awards were excluded from the calculation of diluted shares outstanding, as their inclusion would have been antidilutive.
The dilutive effect of the 2029 Convertible Notes and the 2031 Convertible Notes is limited to the conversion obligation in excess of the aggregate principal amount of the convertible notes being converted. As of March 31, 2026, the conversion price was $47.78 per share for both the 2029 Convertible Notes and the 2031 Convertible Notes.
FE will settle conversions of the 2026 Convertible Notes, if any, by paying cash for the aggregate principal amount of the 2026 Convertible Notes being converted and its conversion obligation in excess of such aggregate principal amount. As of March 31, 2026, the conversion price was $46.37 per share for the 2026 Convertible Notes. See Note 6., “Fair Value Measurements,” of the Combined Notes to Financial Statements of the Registrants for additional information on the convertible notes.

3. EARNINGS PER SHARE OF COMMON STOCK
The disclosures in this note apply to FirstEnergy only.
EPS is calculated by dividing earnings attributable to FE by the weighted average number of common shares outstanding.
Basic EPS is computed using the weighted average number of common shares outstanding during the relevant period as the denominator. The denominator for diluted EPS of common stock reflects the weighted average of common shares outstanding plus the potential additional common shares that could result if dilutive securities and other agreements to issue common stock were exercised.
Diluted EPS reflects the dilutive effect of potential common shares from share-based awards and convertible securities. The dilutive effect of outstanding share-based awards was computed using the treasury stock method, which assumes any proceeds that could be obtained upon the exercise of the award would be used to purchase common stock at the average market price for the period. The dilutive effect of the 2026 Convertible Notes, 2029 Convertible Notes and the 2031 Convertible Notes, as further discussed in Note 11., “Capitalization” under Long-term debt and other long-term obligations, is computed using the if-converted
method.
The following table reconciles basic and diluted EPS attributable to FE:

	For the Years Ended December 31,
Reconciliation of Basic and Diluted EPS of Common Stock	2025	2024	2023
(In millions, except per share amounts)
Earnings Attributable to FE—continuing operations	$1,020	$978	$1,123
Earnings Attributable to FE—discontinued operations, net of tax	—	—	(21)

Earnings Attributable to FE	$1,020	$978	$1,102

Share Count information:
Weighted average number of basic shares outstanding	577	575	573
Assumed exercise of dilutive share-based awards	1	2	1

Weighted average number of diluted shares outstanding	578	577	574

EPS Attributable to FE:
Income from continuing operations, basic	$1.77	$1.70	$1.96
Discontinued operations, basic	—	—	(0.04)

Basic EPS	$1.77	$1.70	$1.92

Income from continuing operations, diluted	$1.76	$1.70	$1.96
Discontinued operations, diluted	—	—	(0.04)

Diluted EPS	$1.76	$1.70	$1.92

For the years ended December 31, 2025, 2024 and 2023, there was no material amount of shares excluded from the calculation of diluted shares outstanding, as their inclusion would be antidilutive.
The dilutive effect of the convertible notes is limited to the conversion obligation in excess of the aggregate principal amount of the convertible notes being converted. For the years ended December 31, 2025, 2024 and 2023, there was no dilutive effect resulting from the outstanding convertible notes as the average market price of FE shares of common stock was below the initial conversion price of $47.78 per share for the 2029 and 2031 Convertible Notes, and $46.42 per share for the 2026 Conv er
tible Notes. See Note 10., “Fair Value
Measurements,” of the Combined Notes to Financial Statements of the Registrants for additional information on the convertible notes.